Other current payables and liabilities - Summary of Other current payables (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Other current payables and liabilities [abstract]
Legal and other professional fees incurred	$ 17,361,197
Percentage of Deferred Fee Payables	50.00%